Fair Value Measurements - Derivative Instruments at Fair Value (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Equity derivative contracts	$ 10,863	$ 8,001
Contingent consideration	12,990	4,671
Level 2
Equity derivative contracts	10,863	8,001
Level 3
Contingent consideration	$ 12,990	$ 4,671